Prospectus Supplement

September 29, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2022

Emerging Markets Leaders Portfolio (the "Fund")

Effective after the close of business on September 30, 2022, the Fund's contractual advisory fee rates and the maximum expense ratio of each share Class will be decreased. Accordingly, effective after the close of business on September 30, 2022, the Fund's Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee[3]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses	0.33%	0.37%	0.39%	0.26%
Total Annual Fund Operating Expenses[4]	1.08%	1.37%	2.14%	1.01%
Fee Waiver and/or Expense Reimbursement[4]	0.03%	0.00%	0.00%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.05%	1.37%	2.14%	1.00%

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$340	$593	$1,314
Class A	$657	$936	$1,236	$2,085
Class C	$317	$670	$1,149	$2,277
Class R6	$102	$321	$557	$1,235

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$340	$593	$1,314
Class A	$657	$936	$1,236	$2,085
Class C	$217	$670	$1,149	$2,277
Class R6	$102	$321	$557	$1,235

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective after the close of business on September 30, 2022.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A, 2.15% for Class C and 1.00% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective after the close of business on September 30, 2022.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class C and Class R6 shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class C	Expense Cap Class R6
Emerging Markets Leaders	1.05%	1.40%	2.15%	1.00%

Please retain this supplement for future reference.

  EMLSUP-0922

Prospectus Supplement

September 29, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2022

Emerging Markets Leaders Portfolio (Class IR) (the "Fund")

Effective after the close of business on September 30, 2022, the Fund's contractual advisory fee rates and the maximum expense ratio of each share Class will be decreased. Accordingly, effective after the close of business on September 30, 2022, the Fund's Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IR
Advisory Fee[1]	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	13.25%
Total Annual Fund Operating Expenses[2]	14.00%
Fee Waiver and/or Expense Reimbursement[2]	13.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.00%

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$102	$2,758	$4,957	$8,940

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$102	$2,758	$4,957	$8,940

The first footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

1  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective after the close of business on September 30, 2022.

2  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating

Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective after the close of business September 30, 2022.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class IR shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class IR
Emerging Markets Leaders	1.00%

Please retain this supplement for future reference.

  EMLIRSUP-0922

Statement of Additional Information Supplement

September 29, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2022 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 29, 2022

Emerging Markets Leaders Portfolio (the "Fund")

Effective after the close of business on September 30, 2022, the Fund's contractual advisory fee rates and the maximum expense ratio of each share Class will be decreased. Accordingly, effective after the close of business on September 30, 2022, the Fund's Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for the Fund is hereby deleted in its entirety and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6	Expense Cap Class IR
Emerging Markets Leaders	0.75% of the portion of the daily net assets not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion	1.05%	1.40%	—	2.15%	1.00%	1.00%

Please retain this supplement for future reference.